Fair Value of Financial Instruments (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Warrant derivative liability	$ 8,990,943	$ 12,796,146	$ 847,791
Conversion option derivative liability	3,590,660	5,411,187
Level 1 [Member]
Assets
None
Total assets
Liabilities
Warrant derivative liability
Conversion option derivative liability
Total liabilities
Level 2 [Member]
Assets
None
Total assets
Liabilities
Warrant derivative liability
Conversion option derivative liability
Total liabilities
Level 3 [Member]
Assets
None
Total assets
Liabilities
Warrant derivative liability	8,990,943	12,796,146	847,791
Conversion option derivative liability	3,590,660	5,411,187
Total liabilities	$ 12,581,603	$ 18,207,333	$ 847,791